Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations	6 Months Ended						12 Months Ended
	Jun. 30, 2024 CNY (¥) shares		Jun. 30, 2024 USD ($) shares		Jun. 30, 2023 CNY (¥) shares		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings (Loss) Per Ordinary Share Computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company (in Yuan Renminbi)	¥ (57,233,740)		$ (8,030,776)		¥ (134,319,481)		¥ (252,823,772)		$ (35,695,959)		¥ 31,118,886		¥ (174,944,484)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	67,666,712	[1]	67,666,712	[1]	55,748,336	[1]	58,885,071	[2]	58,885,071	[2]	53,244,500	[2]	44,938,990	[2]
Basic earnings (loss) per share (in Yuan Renminbi per share) | ¥ / shares							¥ (4.29)				¥ 0.58		¥ (3.89)
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Yuan Renminbi)	¥ (57,233,740)		$ (8,030,776)		¥ (134,319,481)		¥ (252,823,772)		$ (35,695,959)		¥ 31,118,886		¥ (174,944,484)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation							58,885,071		58,885,071		53,244,500		44,938,990
- incremental shares issuable related to options issued											63,105
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	67,666,712	[1]	67,666,712	[1]	55,748,336	[1]	58,885,071	[2]	58,885,071	[2]	53,307,605	[2]	44,938,990	[2]
Diluted earnings (loss) per share (in Yuan Renminbi per share) | ¥ / shares							¥ (4.29)				¥ 0.58		¥ (3.89)

[1]	After giving effect of the reverse stock split, see Note 11.
[2]	After giving effect of the reverse stock split, see Note 1.